Investments and other assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of investment and other assets
Investments and other assets consist of the following as of December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Security deposits(1)	$10,322	$10,523
Investments(2)(3)	1,713	2,477
Other assets(4)	2,947	2,048
Total other assets	$14,982	$15,048

(1) Represents security deposits paid by the Company in connection its execution of certain lease arrangements.See Note 11 — Leases for further details.
(2) In the third quarter of 2019, the Company entered into a Real Estate Contribution Agreement with a real estate investment trust (the “REIT”), receiving equity shares in the REIT as part of a sale and leaseback transaction. See Note 11 — Leases for further details.

(3) In the third quarter of 2024, the Company entered into certain investments in support of continued growth within its International segment.
(4) Represents receivables resulting from certain acquisitions of the Company.